Defined benefit plans (Detail 7)		Dec. 31, 2019	Dec. 31, 2018
Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate		0.29%	0.92%
Rate of salary increase		1.50%	1.50%
Rate of pension increase		0.00%	0.00%
Rate of interest credit on retirement savings		0.49%	0.92%
UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate		2.07%	2.90%
Rate of salary increase		0.00%	0.00%
Rate of pension increase		2.92%	3.10%
Rate of interest credit on retirement savings		0.00%	0.00%
US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	[1]	2.58%	3.69%
Rate of salary increase	[1]	2.37%	2.81%
Rate of pension increase	[1]	1.80%	1.50%
Rate of interest credit on retirement savings	[1]	2.57%	3.70%
UBS AG | Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate		0.29%	0.92%
Rate of salary increase		1.50%	1.50%
Rate of pension increase		0.00%	0.00%
Rate of interest credit on retirement savings		0.49%	0.92%
UBS AG | UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate		2.07%	2.90%
Rate of salary increase		0.00%	0.00%
Rate of pension increase		2.92%	3.10%
Rate of interest credit on retirement savings		0.00%	0.00%
UBS AG | US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	[1]	2.58%	3.69%
Rate of salary increase	[1]	2.37%	2.81%
Rate of pension increase	[1]	1.80%	1.50%
Rate of interest credit on retirement savings	[1]	2.57%	3.70%

[1]	Represents weighted average assumptions across US and German plans.